Fair Value Measurements (Details 2) (Quoted Prices in Active Markets for Identical Assets (Level 1), USD $) In Thousands, unless otherwise specified	Dec. 02, 2012
Senior notes due 2016
Fair value of long term debt
Long term debt, fair value	$ 294,300
Convertible notes due 2016
Fair value of long term debt
Long term debt, fair value	519,111
Senior subordinated notes due 2014
Fair value of long term debt
Long term debt, fair value	$ 271,312